REDEEMABLE NONCONTROLLING INTEREST - Summary of Redeemable Noncontrolling Interest (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Balance, beginning of period	$ 28	$ 41	$ 39
Net earnings (loss) attributable to redeemable noncontrolling interests	(3)	0	1
Purchase/change of redeemable noncontrolling interests	(4)	(13)	1
Balance, end of period	$ 21	$ 28	$ 41